Leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Leases
Lease cost	¥ 34,243
Short-term lease cost	4,143
Cash paid for the rentals included in the lease liabilities	22,850
ROU assets obtained in exchange for operating lease liabilities	¥ 10,034
Minimum
Leases
Lease term	1 year
Maximum
Leases
Lease term	4 years